INCOME TAXES - Changes to OCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Unrealized change in fair value of marketable securities	$ 0.2	$ 0.0
Hedges	0.1	(0.7)
Total income taxes related to OCI	$ 0.3	$ (0.7)